Schedule II - Summary of Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Allowance For Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 1.9	$ 1.7	$ 1.9
Charged to Costs and Expenses		2.5	0.9	0.2
Deductions	[1]	(0.7)	(0.7)	(0.4)
Other	[2]	2.4	0.0	0.0
Balance at End of Period		6.1	1.9	1.7
Warranty Reserves [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		5.5	4.2	5.4
Charged to Costs and Expenses		2.8	2.9	1.5
Deductions	[1]	(2.2)	(1.6)	(2.6)
Other	[2]	0.2	0.0	(0.1)
Balance at End of Period		$ 6.3	$ 5.5	$ 4.2

[1]	Charges to the accounts included in this column are for the purposes for which the reserves were created
[2]	Amounts included in this column relate to foreign currency translation and valuation adjustments from business combinations